COMMITMENTS AND CONTINGENCIES (Details Narrative)							1 Months Ended	12 Months Ended
	Aug. 22, 2023 USD ($)	Oct. 06, 2022 USD ($)	Oct. 03, 2022 USD ($)	Mar. 31, 2021 USD ($)	Apr. 28, 2019 USD ($)	Jan. 04, 2018 USD ($) $ / shares shares	Jun. 30, 2012	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)	[2]	Dec. 31, 2023 ILS (₪)	Dec. 11, 2022 USD ($)	Dec. 11, 2022 ILS (₪)	Jun. 10, 2021 USD ($)
Loss Contingencies [Line Items]
Net sales royalty percentage								3.00%
Management fee percentage			7.00%
Management fee percentage			1.00%
Stock issued during period, value, new issues								$ 6,558,000	[1]	$ 4,324,000
Joseph Mona [Member]
Loss Contingencies [Line Items]
Purchase price of plaintiffs	$ 485,000			$ 485,000
Device [Member]
Loss Contingencies [Line Items]
Royalties percentage		3.00%
Integrated Product [Member]
Loss Contingencies [Line Items]
Royalties percentage		1.50%
Securities Purchase Agreement [Member]
Loss Contingencies [Line Items]
Purchase price of plaintiffs								6,750,000
Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Grants receivable								304				₪ 27,000	$ 83	₪ 300,000
Additional grant receivable								$ 447				₪ 1,620,000
Israeli Innovation Authority [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Net sales royalty percentage								3.00%
Israeli Innovation Authority [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Net sales royalty percentage								5.00%
Israeli Innovation Authority [Member] | CardioSert Ltd [Member]
Loss Contingencies [Line Items]
Repayment of government grants						$ 530,000
Israeli Innovation Authority [Member] | Nitiloop [Member]
Loss Contingencies [Line Items]
Repayment of government grants		$ 925,000
Technion Research and Development Foundation Limited [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Net sales royalty percentage							1.50%
Technion Research and Development Foundation Limited [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Net sales royalty percentage							3.00%
CardioSert Ltd [Member] | Technology [Member]
Loss Contingencies [Line Items]
Payment to acquire intangible assets						$ 300,000
Number of common shares issued for acquisition | shares						6,738
Stock Issued During Period, Value, Acquisitions						$ 74,000
Buy back amount per patent | $ / shares						$ 1.00
Consulting fee description						Additionally, the CardioSert Agreement may be terminated by either party upon breach of the other (subject to cure). Until May 2023, Microbot Israel paid CardioSert a monthly consultation fee of NIS
Professional fees						$ 40,000,000
Monthly consultation fee in usd | $ / shares						$ 11
Currency exchange rate description						exchange rate of NIS 3.7 to the dollar)
CardioSert Ltd [Member] | Minimum [Member] | Technology [Member]
Loss Contingencies [Line Items]
Investments						$ 2,000,000
H.C. Wainwright & Co. LLC [Member]
Loss Contingencies [Line Items]
Professional fees			$ 565,000
Warrant issued, descriptions			The Company has also agreed to issue to Wainwright or its designees preferred investment options upon the closing of such offerings, equal to five (5.0%) percent of the aggregate number of such shares of common stock in such offerings, including upon exercise for cash of any warrants issued to investors in such offering.
H.C. Wainwright & Co. LLC [Member] | At-the-Market Offering Agreement [Member]
Loss Contingencies [Line Items]
Offering costs															$ 10,000,000
Stock issued during period, value, new issues		$ 8,000,000
Alliance Investment Management, Ltd. [Member]
Loss Contingencies [Line Items]
Litigation settlement					$ 468,000
2013 Through June 30, 2022 [Member] | Israeli Innovation Authority [Member]
Loss Contingencies [Line Items]
Revenue from Contract with Customer, Including Assessed Tax								$ 1,804,000

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $